Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentrations

17. Concentrations

As of September 30, 2016 and December 31, 2015, one supplier accounted for 25% and four suppliers accounted for 71% of the Company’s accounts payable, respectively. For the three months ended September 30, 2016 and 2015, three suppliers accounted for 41% and one supplier accounting for 12% of the Company’s cost of goods sold, respectively. For the nine months ended September 30, 2016 and 2015, two suppliers accounted for 35% and two suppliers accounted for 37% of the Company’s cost of goods sold, respectively.

As of September 30, 2016, three customers accounted for 86% of the Company’s accounts receivable. As of December 31, 2015, three customers accounted for 96% of the Company’s accounts receivable. For the three months ended September 30, 2016 and 2015, three customers accounted for 97% of the Company’s revenue. For the nine months ended September 30, 2016, four customers accounted for 97% of the Company’s revenue. For the nine months ended September 30, 2015, four customers accounted for 94% of the Company’s revenue.

The Company’s inventory and operations are located in Wisconsin. There is a risk of loss if there are significant environmental, legal or economic change to this geographic area. The Company currently primarily utilizes one third-party rail company to ship its products to customers from its plant. There is a risk of business loss if there are significant impacts to this third party’s operations.

17. Concentrations

As of December 31, 2015 and 2014, three customers accounted for 96% and four customers accounted for 93% of the Company’s total accounts receivable, respectively.

During the years ended December 31, 2015 and 2014, 94% of our revenues were earned from four of our customers and 79% from three of our customers, respectively.

As of December 31, 2015 and 2014, three vendors accounted for 71% and three vendors accounted for 47% of the Company’s accounts payable, respectively.

For the years ended December 31, 2015 and 2014, four suppliers accounted for 33% and three suppliers accounted for 45% of the Company’s cost of goods sold, respectively.

The Company’s inventory and operations are located in Wisconsin. There is a risk of loss if there are significant environmental, legal or economic changes to this geographic area.